UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oppenheimer Asset Management Inc.
Address: 200 Park Avenue
         New York, NY  10166

13F File Number:  28-10748

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah Kaback
Title:     Senior Vice President
Phone:     212.667.4395

Signature, Place, and Date of Signing:

     /s/  Deborah Kaback     New York, NY     January 28, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $17,230 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204      263     9122 SH       DEFINED                     0        0     9122
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     1090    17753 SH       DEFINED                     0        0    17753
AMPHENOL CORP NEW              CL A             032095101      681    14679 SH       DEFINED                     0        0    14679
BLACKROCK INC                  COM              09247X101      670     3091 SH       DEFINED                     0        0     3091
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209      280     5170 SH       DEFINED                     0        0     5170
CAMERON INTERNATIONAL CORP     COM              13342B105      499    10368 SH       DEFINED                     0        0    10368
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109      648    10715 SH       DEFINED                     0        0    10715
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109     1059    12186 SH       DEFINED                     0        0    12186
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108      322     2175 SH       DEFINED                     0        0     2175
CSX CORP                       COM              126408103      605    13752 SH       DEFINED                     0        0    13752
DANAHER CORP DEL               COM              235851102      356     4058 SH       DEFINED                     0        0     4058
EMERSON ELEC CO                COM              291011104      225     3970 SH       DEFINED                     0        0     3970
EXXON MOBIL CORP               COM              30231G102      913     9740 SH       DEFINED                     0        0     9740
FMC TECHNOLOGIES INC           COM              30249U101      348     6131 SH       DEFINED                     0        0     6131
HARRIS CORP DEL                COM              413875105      511     8158 SH       DEFINED                     0        0     8158
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101      310     2378 SH       DEFINED                     0        0     2378
HEWLETT PACKARD CO             COM              428236103      364     7206 SH       DEFINED                     0        0     7206
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      341     3216 SH       DEFINED                     0        0     3216
MONSANTO CO NEW                COM              61166W101      404     3615 SH       DEFINED                     0        0     3615
MOSAIC CO                      COM              61945A107      364     3859 SH       DEFINED                     0        0     3859
NVIDIA CORP                    COM              67066G104      578    16977 SH       DEFINED                     0        0    16977
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109      875    21031 SH       DEFINED                     0        0    21031
ORACLE CORP                    COM              68389X105      467    20683 SH       DEFINED                     0        0    20683
QIAGEN N V                     ORD              N72482107      246    11673 SH       DEFINED                     0        0    11673
SATYAM COMPUTER SERVICES LTD   ADR              804098101      341    12751 SH       DEFINED                     0        0    12751
SCHLUMBERGER LTD               COM              806857108      393     3997 SH       DEFINED                     0        0     3997
SPDR TR                        UNIT SER 1       78462F103      724     4955 SH       DEFINED                     0        0     4955
SUNTECH PWR HLDGS CO LTD       ADR              86800C104      304     3695 SH       DEFINED                     0        0     3695
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      471    10143 SH       DEFINED                     0        0    10143
THERMO FISHER SCIENTIFIC INC   COM              883556102      774    13415 SH       DEFINED                     0        0    13415
UNITEDHEALTH GROUP INC         COM              91324P102      801    13758 SH       DEFINED                     0        0    13758
XTO ENERGY INC                 COM              98385X106     1003    19523 SH       DEFINED                     0        0    19523